Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Jun. 30, 2023
Deferred income tax assets and liabilities, net
Schedule of changes in deferred tax balances through equity and profit or loss

	As of June 30,
(in € thousands)	2021	2022	2023
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(1,130)	(2,308)	2,429
Recognized through equity / other comprehensive income	—	1,249	—
Recognized through profit or loss	(1,178)	3,488	(3,096)
End of fiscal year	(2,308)	2,429	(667)

Schedule of deferred tax balances

	2022		2023
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	291	(4,277)	239	(4,277)
Property and equipment	—	(75)	—	(238)
Receivables	230	—	615	—
Right-of-Use asset, contract asset and other assets	—	(6,112)	—	(15,076)
Lease liabilities, contract liabilities and other liabilities	6,263	(3)	15,664	—
Provisions	172	(107)	525	—
Tax loss carryforwards	6,046	—	1,881	—
Total Gross	13,002	(10,574)	18,924	(19,591)
Netting	(6,912)	6,912	(18,865)	18,865
Total net	6,090	(3,661)	59	(726)